Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 11 – RELATED PARTY TRANSACTIONS

The related parties had transactions for the years ended December 31, 2021, 2020 and 2019 consist of the following:

Name of Related Party	Nature of Relationship at December 31, 2021
Dandan Liu	Chairman of the Board, Shareholder, Chief Executive Officer (“CEO”)

Rongfeng Cui	Former Chairman of the Board and Former CEO. Rongfeng Cui ceased to be the CEO of the Company effective August 2, 2019.

Rongbing Cui	Former Chief Financial Officer (“CFO”), Rongfeng Cui’s brother

Feng Zhang	Chief Financial Officer (“CFO”)

Yanjuan Wang	Rongfeng Cui’s wife

Yan Fu	Former Sales Vice President

Yuxiang Qi	Dandan Liu’s mother

Tide (Shanghai) Industrial Co. Ltd. (“Tide”)	Owned by Rongfeng Cui and Yanjuan Wang

Qingdao Like Pet Supplies Co., Ltd. (“Like”)	Rongfeng Cui served as CEO, and Shuhua Cui, sister of Rongfeng Cui, served as the legal person. On May 26, 2016, both Rongfeng Cui and Shuhua Cui resigned from their positions, but still have significant influence on Like.

Qingdao Saike Environmental Technology Co., Ltd. (“Saike”)	Owned by Rongfeng Cui and Yanjuan Wang

Huangdao Ding Ge Zhuang Kangkang Family Farm (“Kangkang Family Farm”)	Controlled by Rongfeng Cui’s father

TDH Group BVBA	A Belgium company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018

TDH JAPAN	A Japanese company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018. Dissolved in February 2021.

Qingdao Yinhe Jiutian Information Technology Co., Ltd. (“Yinhe Jiutian”)	Solely owned by Rongbing Cui

Huangdao Hanyinhe Software Development Center Co., Ltd. (“Hanyinhe”)	Solely owned by Xiaomei Wang

Zhenyu Trading (Qingdao) Co., Ltd. (“Zhenyu”)	Noncontrolling shareholder of Yichong prior to September 27, 2019; Sole shareholder of Yichong after September 27, 2019

Beijing Quanmin Chongai Information Technology Co., Ltd. (“Quanmin Chongai”)	Rongbing Cui serves as supervisor of Quanmin Chongai

LAI LINGS LENEXA	Raymond Ng is the son of Richard Ng
Products Inc.	Owned by Richard Ng
Bo Lings at Zona Rosa in the Northland	Owned by Richard Ng
Richard Ng	Richard owns 49% control of Far Ling’s Inc.

Due from related parties, net

Due from related parties, net consisted of the following:

	December 31,	December 31,
	2021	2020
Tide	$-	$46
Rongfeng Cui	-	44,484
Less: Allowance for credit losses	-	(44,530)
Due from related parties, net	$-	$-

The balance of due from Tide represents operating expenses paid by the Company on behalf of Tide. The balances of due from Rongfeng Cui represent overseas trade receivables collected by him on behalf of the Company.

Due to related parties

Due to related parties consisted of the following:

	December 31,	December 31,
	2021	2020
Rongbing Cui	10,979	10,724
Rongfeng Cui	216,529	31,297
Dandan Liu	75,992	-
Feng Zhang	1,568	-
Products Inc.	2,441	-
Total	$307,509	$42,021

The balance of due to related parties represents expenses paid by related parties on behalf of the Company as well as advances the Company obtained from related parties for working capital purposes. The amounts owed to the related parties are unsecured, non-interest bearing and payable on demand.

Short-term loans from related parties

	December 31,	December 31,
	2021	2020
Rongfeng Cui	$285,878	$782,773
Yuxiang Qi	269,218	172,471
Yan Fu	-	30,639
Total	$555,096	$985,883

In March 2018, TDH Group BVBA borrowed non-interest bearing, unsecured long-term loans from Rongfeng Cui in the aggregate amount of €250,000 (approximately $288,000), of which €60,000 (approximately $69,000), €60,000 (approximately $69,000), €60,000 (approximately $69,000), €60,000 (approximately $69,000), €10,000 (approximately $11,500) and $0 is due in the years ended December 31, 2019, 2020, 2021, 2022, 2023 and thereafter, respectively. The Company did not make any repayment to Rongfeng Cui during the years ended December 31, 2020 and 2021 nor subsequently, such default may lead to callable of the loan at any time by Rongfeng Cui. As a result, the corresponding loan was classified as current liability and included in short-term loans – related parties as of December 31, 2021 and 2020. The Company is aware of the possible penalty and/or other consequence due to the default, however, no reasonable estimate can be made at this time.

The Company borrowed unsecured short term loans from related parties in the amount of $0 and $49,350 during the years ended December 31, 2021 and 2020, respectively. Interest rate for the loans outstanding during the year ended December 31, 2021 ranged from 0% to 25% per annum. The Company made repayment in the amount of $0 and $0 during the years ended December 31, 2021 and 2020, respectively.

Modification of Loans from related party

In January 2018, the Company entered into a loan agreement with Dandan Liu. In May 2018, the agreement was amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase of principal from RMB3,000,000 (approximately $466,000) to RMB3,030,000 (approximately $471,000) and increase the interest rate from 3% to 15%. Interest rate will be 24% for the period past due. In March 2019, the agreement was further amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase of principal to RMB3,484,500 (approximately $539,000) and extend the maturity date from January 2019 to May 2019. As of Dec. 31, 2021, the loan had $75,992 of interest outstanding.

In June 2018, the Company entered into a loan agreement with Yuxiang Qi. Interest rate was 15% during the loan period and 24% for the period past due. In March 2019, the agreement was amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase of principal from RMB3,000,000 (approximately $462,000) to RMB3,405,000 (approximately $522,000) and extend the maturity date from December 2018 to May 2019. The Company has been in default of this loan and is subject to 24% annual interest rate.

The Company analyzed the amendments under ASC 470-50 and concluded that these amendments did not qualify for debt modification.

The interest expenses for the loans from related parties amounted to $29,581, $43,835 and $632,251 for the years ended December 31, 2021, 2020 and 2019, respectively.

Sales to related parties, purchases from related parties and services provided by related parties

	For the Years Ended December 31,
	2021	2020	2019
SALES TO:
Like	$-	$-	$-
Zhenyu	-	-	5,778
Quanmin Chongai	-	-	187,063
Liujiayi	-	-	-
TDH Group BVBA	-	-	-
Total Sales	$-	$-	$192,841

For the years ended December 31, 2021, 2020 and 2019, the cost of revenue in connection with sales to related parties were $0, $0 and $178,636, respectively, which were included in cost of revenue-related parties in the accompanying consolidated statements of operations and comprehensive loss.

Accounts payable to related parties

	December 31,	December 31,
	2021	2020
Yinhe Jiutian	$122,481	$119,629
Kangkang Family Farm	5,142	5,022
Zhenyu Trading	65	64
Total	$127,668	$124,715

Leases from related parties

The Company entered into various operating lease agreements for certain premises with its related parties during 2019 and 2020. The related party lease agreements were terminated in 2021. See Note 16.